Land use rights (Tables)	12 Months Ended
Dec. 31, 2018
Land use rights [abstract]
Detailed information about land use rights
	2018	2017
Beginning of the year
Cost	13,775,976	10,525,537
Accumulated amortization	(2,128,752)	(1,792,367)
Accumulated impairment losses	(382,439)	(276,823)

Net book value	11,264,785	8,456,347

Movement:
Business combination (Note 41)	398,591	3,182,914
Addition	260,971	331,683
Amortization charge for the year	(368,025)	(368,898)
Impairment charge for the year	-	(108,590)
Reclassification to assets held for sale (Note 20)	(29,924)	-
Disposals	(81,788)	(86,631)
Disposal of subsidiaries	-	(146,922)
Currency translation differences	5,424	4,882

End of the year	11,450,034	11,264,785

Cost	14,324,288	13,775,976
Accumulated amortization	(2,486,181)	(2,128,752)
Accumulated impairment losses	(388,073)	(382,439)

Net book value	11,450,034	11,264,785